GOODWILL AND INTANGIBLE ASSETS (Narrative) (Details) $ in Thousands	Dec. 31, 2025 USD ($)
VMtecnologia LTDA
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 4,309
On Track Innovation Ltd.
Disclosure of detailed information about intangible assets [line items]
Goodwill	2,724
Weezmo
Disclosure of detailed information about intangible assets [line items]
Goodwill	4,078
Vendsys
Disclosure of detailed information about intangible assets [line items]
Goodwill	891
Roseman Holdings Ltd.
Disclosure of detailed information about intangible assets [line items]
Goodwill	2,854
Lynkwell
Disclosure of detailed information about intangible assets [line items]
Goodwill	18,025
Retail CGU
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 5,172